Commitments (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Payment for license cost			$ 10,000		$ 10,000
Percentage of royalties revenue			2.00%		2.00%
License revenue
License payable	20,000		20,000		20,000	20,000
Employee settlement	50,000		50,000		50,000	50,000
Revenues
BASF Agreement And License [Member]
Royalties
Capsugel Agreement [Member]
Revenues